April 1, 2004

MELLON FUNDS TRUST
(THE “TRUST”)

SUPPLEMENT TO PROSPECTUS
OF
MELLON LARGE CAP STOCK FUND, MELLON INCOME STOCK FUND, MELLON
MID CAP STOCK FUND, MELLON SMALL CAP STOCK FUND, MELLON
INTERNATIONAL FUND, MELLON EMERGING MARKETS FUND, MELLON
BOND FUND, MELLON INTERMEDIATE BOND FUND, MELLON SHORT-TERM
U.S. GOVERNMENT SECURITIES FUND, MELLON NATIONAL INTERMEDIATE
MUNICIPAL BOND FUND, MELLON NATIONAL SHORT-TERM MUNICIPAL
BOND FUND, MELLON PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND
FUND, MELLON MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND,
MELLON BALANCED FUND, MELLON MONEY MARKET FUND AND MELLON
NATIONAL MUNICIPAL MONEY MARKET FUND
DATED DECEMBER 31, 2003

The following information supplements the information contained in the section of the Trust’s Prospectus entitled “The Funds”:

Investor shares also may be offered to certain employee benefit plans, including pension, profit-sharing and other deferred compensation plans, that are approved by Mellon’s Private Wealth Management group to invest in one or more funds, that are not Private Wealth Management Clients and that are serviced by an administrator or recordkeeper with which The Dreyfus Corporation and/or certain of its affiliates have entered into an agreement (“Qualified Employee Benefit Plans”).

The following information supplements and supersedes any contrary information contained in the section of the Trust’s Prospectus entitled “Account Policies and Services”:

Investor shares also may be offered to Qualified Employee Benefit Plans. Investor shares owned by participants in Qualified Employee Benefit Plans generally will be held in accounts maintained by an administrator or recordkeeper retained by the plan sponsor (“Qualified Employee Benefit Plan Accounts”) and records relating to these accounts generally will not be maintained by The Dreyfus Corporation, Mellon Bank or their affiliates.

Persons who hold fund shares through Qualified Employee Benefit Plan Accounts should contact their plan sponsor or administrator for information concerning purchasing, selling (redeeming), and exchanging fund shares. The policies and fees applicable to these accounts may differ from those described in this prospectus, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

April 1, 2004

MELLON FUNDS TRUST
(THE “TRUST”)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 31, 2003

The following information supplements the information contained in the section of the
Trust’s Statement of Additional Information (“SAI”) entitled “How to Buy Shares”:

Investor shares also may be offered to certain employee benefit plans, including pension, profit-sharing and other deferred compensation plans, that are approved by Mellon’s
Private Wealth Management group to invest in one or more Funds, that are not Private
Wealth Management Clients and that are serviced by an administrator or recordkeeper with which the Investment Adviser and/or certain of its affiliates have entered into an agreement
(“Qualified Employee Benefit Plans”). Investor shares owned by participants in Qualified
Employee Benefit Plans generally will be held in accounts maintained by an administrator or recordkeeper retained by the plan sponsor (“Qualified Employee Benefit Plan
Accounts”) and records relating to these accounts generally will not be maintained by The
Dreyfus Corporation, Mellon Bank or their affiliates.

The following information supplements and supersedes any contrary information contained in the SAI:

Persons who hold Fund shares through Qualified Employee Benefit Plan Accounts should contact their plan sponsor or administrator to purchase, sell (redeem) and exchange Fund shares and to determine the shareholder services available to them with respect to their
Fund shares. The policies, fees and shareholder services applicable to these accounts may differ from those described in this SAI, and different minimum investments or limitations on buying, selling and exchanging shares may apply.